Schedule II - Valuation and Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation allowance on deferred tax assets, beginning balance	$ (15,324,438)	$ (13,773,409)	$ (9,521,260)
Additions (deductions) charged to (from) income tax expense	(1,551,029)	(4,252,149)
Other changes to valuation allowance	0	0
Valuation allowance on deferred tax assets, ending balance	$ (15,324,438)	$ (13,773,409)	$ (9,521,260)